DWS CROCI International VIP Expense Example - Class A [Member] - DWS CROCI International VIP - Class A	Apr. 24, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	285
Expense Example, with Redemption, 5 Years	505
Expense Example, with Redemption, 10 Years	$ 1,141